RESTRICTED CASH (Details Textual) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash		$ 106,072	$ 125,573
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash		19,346	18,408	$ 17,700
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash	$ 1,758	$ 86,726	$ 107,165